Estimates (Aggregate Amortization Expense Of Intangibles And Other Assets) (Details) (Depreciation And Amortization [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Depreciation And Amortization [Member]
Reported in depreciation and amortization	$ 120	$ 70	$ 55